Cover	3 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-283394) (the “Registration Statement”) is filed solely to re-file Exhibit 5.1, which inadvertently contained a scrivener’s error regarding the aggregate total being registered. Accordingly, this Amendment No. 1 consists only of the facing page, this explanatory note, Item 16(a) of Part II of the Registration Statement, the signature page to the Registration Statement, and Exhibit 5.1. The remainder of the Registration Statement is unchanged and has therefore been omitted.
Entity Registrant Name	BioVie Inc.
Entity Central Index Key	0001580149
Entity Tax Identification Number	46-2510769
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	680 W Nye Lane
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	775
Local Phone Number	888-3162
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	680 W Nye Lane
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	775
Local Phone Number	888-3162
Contact Personnel Name	Cuong Do